RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

The Company received an advance of $500 and $0 from a director for its working capital needs as of June 30, 2018 and September 30, 2017, respectively. Funds advanced to the Company by the director are non-interest bearing, unsecured and due on demand (NOTE 6).

The Company has received advances for its working capital needs from an affiliate in which the Company’s Chief Executive Officer holds the position of director in such entity (see NOTE 6).

On November 20, 2017, the Company sold ten (10) naturopathic learning management system and modules for $29,000 to an entity solely owned by a director of the Company. The Company received the payment in full of $29,000 on December 21, 2017. The Company recorded $2,417 and $5,886 as revenues earned for the three months and nine months ended June 30, 2018, and $23,114 as deferred revenues at June 30, 2018.

On December 11, 2017, the Company sold twenty (20) naturopathic learning management systems and modules for $50,000 to an entity in which the Company Chief Executive Officer holds the position of director in such entity. The Company received the payment of $50,000 on December 28, 2017. The Company recorded $4,167 and $9,190 as revenues earned for the three months and nine months ended June 30, 2018 and $40,810 as deferred revenues at June 30, 2018.

On May 30, 2018, the Company granted stock options to three officers/directors to purchase 250,000 shares of common stock at exercise price of $1.50 per share over a five (5) years term.

NOTE 4 – ADVANCES FROM DIRECTORS

During the year ended September 30, 2017, the Company received cash proceeds of $8,526 from a former director as a short-term advance, for its working capital needs. The Company received cash proceeds of $5,703 from the same former director as a short-term advance, during the fiscal year ended September 30, 2016. The entire short-term advance amounting to $14,229 was forgiven by the former director as of September 30, 2017, and is recorded as a contribution to additional paid in capital as of September 30, 2017 (Note 6).